Note 6 - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
US Government Agencies Debt Securities [Member]
Amortized cost	$ 14,967	$ 21,655
Gross unrealized gains	378	245
Gross unrealized losses	(10)	(271)
Investment securities available for sale, at fair value	15,335	21,629
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Amortized cost	1,618	1,989
Gross unrealized gains	186	134
Gross unrealized losses
Investment securities available for sale, at fair value	1,804	2,123
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Amortized cost	81,895	91,940
Gross unrealized gains	4,656	3,402
Gross unrealized losses		(175)
Investment securities available for sale, at fair value	86,551	95,167
US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	88,355	97,290
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	22,261	24,480
Gross unrealized gains	508	316
Gross unrealized losses	(50)	(272)
Investment securities available for sale, at fair value	22,719	24,524
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Amortized cost	1,927	2,079
Gross unrealized gains	146	184
Gross unrealized losses	(1)
Investment securities available for sale, at fair value	2,072	2,263
Debt Securities [Member]
Amortized cost	122,668	142,143
Gross unrealized gains	5,874	4,281
Gross unrealized losses	(61)	(718)
Investment securities available for sale, at fair value	128,481	145,706
Equity Securities In Financial Institutions [Member]
Amortized cost	750	750
Gross unrealized gains	64	64
Gross unrealized losses
Investment securities available for sale, at fair value	814	814
Amortized cost	123,418	142,893
Gross unrealized gains	5,938	4,345
Gross unrealized losses	(61)	(718)
Investment securities available for sale, at fair value	$ 129,295	$ 146,520